Loans and borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Loans and borrowings
Current	$ 42,545	$ 786
Non-current	383,362
Total	425,907	786
Senior Syndicated Facility Agreement
Loans and borrowings
Current	29,590
Non-current	165,531
Copper Purchase Agreement
Loans and borrowings
Current	493
Non-current	79,366
Silver Purchase Agreement
Loans and borrowings
Current	12,462
Non-current	62,802
Promissory note - related party
Loans and borrowings
Current		$ 786
Mezzanine Debt Facility
Loans and borrowings
Non-current	$ 75,663